Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Interest expense, related parties	$ 58,916	$ 59,434	$ 175,846	$ 176,364
Related party debt	$ 1,074,602	$ 172,456	$ 1,074,602	$ 689,747